Inventories	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
INVENTORIES

5. INVENTORIES

Inventories consisted of the following:

	June 30, 2025	December 31, 2024
	(unaudited)
Raw materials	$29,175,156	$3,317,887
Goods in transit	14,342,015	—
Finished goods	10,030,754	16,666,207
Total inventories	$53,547,925	$19,984,094

For the six months ended June 30, 2025 and 2024, the Company provided for an inventory write-down of $3,890,025 and $4,008,858 against finished goods, because the carrying amount of certain finished goods were below sales price.